RETIREMENT BENEFIT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Disclosure of net defined benefit liability (asset) [text block]
The amounts recognised in the annual financial statements in this respect are as follows:

	2019	2018
	US$’000	US$’000

Recognised liability at beginning of the year	1,922	2,180

Recognised in profit or loss in the current year	183	55
Interest on obligation	183	206
Other	-	(151)

Recognised in other comprehensive income in the current year
Actuarial gains	(70)	(8)

Translation	34	(305)

Employer payments	(147)	-

Present value of unfunded obligation recognised as a liability at end of year	1,922	1,922

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.6%	8.2%
Discount rate (p.a.)	10.0%	9.9%
Continuation at retirement	75.0%	75.0%

Schedule of principal actuarial assumptions used [text block]
The effect of an increase or decrease of 1% in the assumed medical cost trend rates are as follows:

	2019	2018
	Increase (Decrease)	Increase (Decrease)

Aggregate of the current service cost and interest cost	10.4% (8.9%)	10.4% (8.9%)
Accrued liability at year-end	9.9% (8.6%)	9.9% (8.6%)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2019 is
11
years (2018: 11 years and 2017: 12 years).

	2019	2018
	US$’000	US$’000

Present value of unfunded obligations	1,922	1,922
Present value of obligations in excess of plan assets	1,922	1,922